Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000225895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Farm Growth Fund
Average Annual Return, Percent	15.38%	15.67%	13.70%
C000225896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Farm Balanced Fund
Average Annual Return, Percent	10.86%	11.11%	9.96%
C000225897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Farm Interim Fund
Average Annual Return, Percent	3.59%	0.83%	1.46%
C000225898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Farm Municipal Bond Fund
Average Annual Return, Percent	2.79%	0.95%	2.15%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Benchmark: S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
Bloomberg U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Benchmark: Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	2.67%	(0.61%)	1.99%
Bloomberg 1 15 Year Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Benchmark: Bloomberg 1-15 Year Municipal Index
Average Annual Return, Percent	2.61%	1.15%	2.24%
Bloomberg Intermediate U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Benchmark: Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	4.01%	0.81%	2.10%
Bloomberg U S Treasury 1 5 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Benchmark: Bloomberg U.S. Treasury: 1-5 Year Index
Average Annual Return, Percent	3.77%	1.05%	1.63%
Bloomberg 7 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Benchmark: Bloomberg 7-Year Municipal Bond Index
Average Annual Return, Percent	3.48%	1.12%	2.29%